Other investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 25, 2019 CNY (¥)	Mar. 31, 2018 USD ($)
Other investments
Available-for-sale debt securities, Original cost	¥ 112,314		¥ 112,314
Other investments, Original cost	3,268,819		2,024,859
Equity investments with readily determinable fair value, Unrealized gains (loss)	980,868	$ 150,325	166,932	¥ 191,842
Other investments, Unrealized gains (loss)	82,197		339,129
Available-for-sale debt securities, Accumulated impairment	(118,689)		(118,689)
Other investments, Accumulated impairment	(413,263)		(436,502)
Available-for-sale debt securities, Translation difference	6,375		6,375
Other investments, Translation difference	(76,719)		75,270
Other Investments, Estimated Fair value	2,861,034		2,002,756		$ 438,472
Gain on disposal of the investment	57,629	$ 8,833
Impairment loss on available-for-sale debt securities			83,616	20,073
Dividend income	229,221		10,427	17,470
Gross realized gain on investment	68,163
Zhejiang Merit Interactive Network Technology Co Ltd
Other investments
Equity investments without readily determinable fair values, Estimated Fair value							¥ 48,000
Equity investments with readily determinable fair value
Other investments
Gain on disposal of the investment	486,227
Disposal of investments				0
Impairment loss on equity investments with readily determinable fair value	0		0	0
Equity investments with readily determinable fair value cost value			190,000
Private equity fund | Equity investments without readily determinable fair values
Other investments
Maximum limit to invest in equity investments without readily determinable fair value	1,740,000					$ 191,000		$ 250,000
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost	215,035		268,910
Equity investments with readily determinable fair value, Unrealized gains (loss)	77,879		270,966
Equity investments with readily determinable fair value, Accumulated impairment	(48,634)		(48,634)
Equity investments with readily determinable fair value, Translation difference	8,782		15,060
Equity investments with readily determinable fair value, Estimated Fair value	253,062		506,302
Gain on disposal of the investment			157
Proceeds from Sale of Equity Method Investments	540,490
Revaluation Of Equity Investments With Readily Determinable Fair Value	293,140		165,731	105,235
Dividend income	389		2,097	532
Equity investments without readily determinable fair values
Other investments
Equity investments without readily determinable fair values, Original cost	2,941,470		1,643,635
Equity investments without readily determinable fair values, Unrealized gains (loss)	4,318		68,163
Equity investments without readily determinable fair values, Accumulated impairment	(245,940)		(269,179)
Equity investments without readily determinable fair values, Translation difference	(91,876)		53,835
Equity investments without readily determinable fair values, Estimated Fair value	2,607,972		1,496,454
Gain on disposal of the investment	351,863
Disposal of investments			0	0
Impairment loss on equity investments without readily determinable fair value	0		43,973	¥ 0
Equity securities with out readily determinable fair value sold	508,423
Equity investments without readily determinable fair values | Private equity fund
Other investments
Maximum limit to invest in equity investments without readily determinable fair value	1,324,000
Investments made in equity investments without readily determinable fair value	¥ 1,747,000		¥ 535,000